Employee Benefits (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Employee Benefits [Line Items]
Short-term employee benefits accruals	$ 31,600,044	$ 26,050,387
Vacation [Member]
Disclosure Of Employee Benefits [Line Items]
Short-term employee benefits accruals	10,518,298	9,932,727
Bonus and compensation [Member]
Disclosure Of Employee Benefits [Line Items]
Short-term employee benefits accruals	$ 21,081,746	$ 16,117,660